SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - JPY (¥) ¥ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Inventories	¥ 53	¥ 104
Net operating loss	814,105	535,241
Sales-type leases		1,193
Operating lease liabilities	3,782
Other	2,653	140
Total deferred tax assets	820,593	536,678
Less: valuation allowance	(812,922)	(536,672)
Deferred tax assets, net of valuation allowance	7,671	6
Operating lease right-of-use assets	(4,056)
Other	(3,615)	(6)
Total deferred tax liabilities	(7,671)	(6)
Net deferred tax asset